Stock Option Plan and Stock-Based Compensation - General (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2014	Jun. 30, 2021	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock reserved for issuance	182,119,283		188,704,758	41,251,424
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock reserved for issuance	7,223,913		6,370,750
Award expiration period		10 years
Award vesting period	4 years	4 years
2014 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of stock options as percentage of fair value		110.00%